Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Assets
Trading portfolio assets		£ 104,187	£ 113,760	[1]	£ 80,240
Financial assets at fair value through the income statement		149,648	116,281	[1]	78,608
Derivative financial assets		222,538	237,669	[1]	346,626
Financial assets at fair value through other comprehensive income		52,816	0	[1]	0
Assets included in disposal groups classified as held for sale		0	1,193	[1]	71,454
Liabilities
Trading portfolio liabilities		(37,882)	(37,351)	[1]	(34,687)
Financial liabilities designated at fair value		(216,834)	(173,718)	[1]	(96,031)
Derivative financial liabilities		(219,643)	(238,345)	[1]	£ (340,487)
At fair value [member]
Assets
Trading portfolio assets		104,187	113,760
Financial assets at fair value through the income statement		149,648	116,281
Derivative financial assets		222,538	237,669
Available for sale investments		0	53,807
Financial assets at fair value through other comprehensive income		52,816	0
Investment property		9	116
Assets included in disposal groups classified as held for sale	[2]	0	29
Total assets		529,198	521,662
Liabilities
Trading portfolio liabilities		(37,882)	(37,351)
Financial liabilities designated at fair value		(216,834)	(173,718)
Derivative financial liabilities		(219,643)	(238,345)
Total liabilities		(474,359)	(449,414)
Level 1 of fair value hierarchy [member]
Assets
Total assets		86,524	94,899
Liabilities
Total liabilities		(26,882)	(24,536)
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets		51,029	63,925
Financial assets at fair value through the income statement		8,918	4,347
Derivative financial assets		6,813	3,786
Available for sale investments		0	22,841
Financial assets at fair value through other comprehensive income		19,764	0
Investment property		0	0
Assets included in disposal groups classified as held for sale	[2]	0	0
Total assets		86,524	94,899
Liabilities
Trading portfolio liabilities		(20,654)	(20,905)
Financial liabilities designated at fair value		(76)	0
Derivative financial liabilities		(6,152)	(3,631)
Total liabilities		(26,882)	(24,536)
Level 2 of fair value hierarchy [member]
Assets
Total assets		424,100	411,165
Liabilities
Total liabilities		(442,451)	(419,197)
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets		49,545	47,858
Financial assets at fair value through the income statement		131,348	104,187
Derivative financial assets		210,510	228,549
Available for sale investments		0	30,571
Financial assets at fair value through other comprehensive income		32,697	0
Investment property		0	0
Assets included in disposal groups classified as held for sale	[2]	0	0
Total assets		424,100	411,165
Liabilities
Trading portfolio liabilities		(17,225)	(16,442)
Financial liabilities designated at fair value		(216,478)	(173,238)
Derivative financial liabilities		(208,748)	(229,517)
Total liabilities		(442,451)	(419,197)
Level 3 of fair value hierarchy [member]
Assets
Total assets		18,574	15,598
Liabilities
Total liabilities		(5,026)	(5,681)
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Trading portfolio assets		3,613	1,977
Financial assets at fair value through the income statement		9,382	7,747
Derivative financial assets		5,215	5,334
Available for sale investments		0	395
Financial assets at fair value through other comprehensive income		355	0
Investment property		9	116
Assets included in disposal groups classified as held for sale	[2]	0	29
Total assets		18,574	15,598
Liabilities
Trading portfolio liabilities		(3)	(4)
Financial liabilities designated at fair value		(280)	(480)
Derivative financial liabilities		(4,743)	(5,197)
Total liabilities		£ (5,026)	£ (5,681)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.